Segment reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment reporting
Schedule of operations of the reportable segment	The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing
MX Capital Ltd	Game development and publishing
The following summary describes the operations of the reportable segment:
Reportable segments	Operations
Nexters Global Ltd	Game development and publishing

Schedule of bookings and management EBITDA

Six months ended June 30, 2023	Nexters Global Ltd	MX Capital Ltd	All other segments	Total
Segment revenue	225,463	—	8,676	234,139
Segment management EBITDA	12,381	—	(15,311)	(2,930)

Six months ended June 30, 2022	Nexters Global Ltd	MX Capital Ltd	All other segments	Total
Segment revenue	249,313	—	3,467	252,780
Segment management EBITDA	65,848	(3,137)	(9,958)	52,753

2022	Nexters Global Ltd	All other segments	Total
Segment revenues	472,394	7,294	479,688
Segment management EBITDA	138,647	(25,504)	113,143

2021	Nexters Global Ltd	All other segments	Total
Segment revenues	434,094	—	434,094
Segment management EBITDA	113,349	—	113,349

2020	Nexters Global Ltd	All other segments	Total
Segment revenues	260,892	—	260,892
Segment management EBITDA	133,308	—	133,308

Schedule of reconciliation of information on reportable segment to the amounts reported in the financial statements

	2022	2021	2020
Profit/(loss) before income tax
Management EBITDA for reportable segments	138,647	113,349	133,308
Management EBITDA for other segments	(25,504)	—	—
Net effect from recognition of deferred net revenues	8,391	(100,953)	(132,138)
Depreciation and amortization	(6,901)	(2,540)	(561)
Finance income	1,868	79	1,998
Finance expenses	(2,191)	(3,220)	(220)
Share-based payments expense	(3,751)	(3,761)	(2,276)
Share listing expense	—	(125,438)	—
NASDAQ related non-recurring expenses	—	(3,811)	—
Impairment loss on trade receivables and loans receivable	(29,987)	(102)	—
Change in fair value of share warrant obligation and other financial instruments	2,767	10,080	—
Impairment loss on Intangible assets	(547)	—	—
Goodwill and investments in equity accounted associates’ impairment	(62,828)	—	—
Share of loss of equity-accounted associates	(10,121)	—	—
Other operating income	1,327	—	—
Consolidated profit/(loss) before income tax	11,170	(116,317)	111

Schedule of revenue disaggregated based on geographical location

Non-current assets excluding financial instruments and deferred taxes by geography are presented below as at June 30, 2023:

	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	705	94	63	1	863
Right-of-use assets	1,126	363	—	—	1,489
Intangible assets	10,732	25	6	—	10,763
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	83,197	—	—	—	83,197
	97,596	482	69	1	98,148

As at December 31, 2022:

	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	672	67	46	1	786
Right-of-use assets	1,298	164	—	—	1,462
Intangible assets	12,959	17	1	—	12,977
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	94,682	—	—	—	94,682
Loans receivable - non-current	3,317	—	—	—	3,317
	114,764	248	47	1	115,060

	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	672	67	46	1	786
Right-of-use assets	1,298	164	—	—	1,462
Intangible assets	12,959	17	1	—	12,977
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	94,682	—	—	—	94,682
Loans receivable - non-current	3,317	—	—	—	3,317
	114,764	248	47	1	115,060